Trade Payables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade payables

	2025	2024
Trade payables	487,543	434,672
Related parties – note 20 (a)	12,482	8,616
	500,025	443,288